Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others - Narrative (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 17, 2026 JPY (¥)	May 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2026	Mar. 31, 2025 USD ($)	Jun. 01, 2024 USD ($)	May 01, 2024 USD ($)	Apr. 01, 2024 USD ($)
IBI363
Disclosure of detailed information about intangible assets [line items]
Proportion of cost split in joint operation					60.00%
Proportion of ownership interest in joint operation					60.00%
Innovent Biologics, Inc. | IBI363
Disclosure of detailed information about intangible assets [line items]
Proportion of cost split in joint operation					40.00%
Proportion of ownership interest in joint operation					40.00%
Protagonist Therapeutics, Inc.
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets									$ 300
Protagonist Therapeutics, Inc. | Protagonist, Contractual Commitments
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets, payment | ¥	¥ 200
AC Immune SA
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets								$ 100
Additional potential payment, pharmaceutical asset acquisition agreement								$ 2,100
Ascentage Pharma
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets							$ 100
Keros Therapeutic
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets, payment				$ 200
Innovent Biologics, Inc.
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets, payment			$ 1,200
TAK-079 | Blackstone Life Sciences, BXLS | Maximum
Disclosure of detailed information about intangible assets [line items]
Development funding agreement, receivable				$ 300
Additional potential payment, regulatory approval milestones						$ 415
Additional potential payment, cumulative sales milestones						$ 500
TAK-079 | Blackstone Life Sciences, BXLS | Maximum | Major R&D Related Agreements
Disclosure of detailed information about intangible assets [line items]
Development funding agreement, receivable		$ 550
Development funding agreement, increase (decrease) in receivable		$ 250